Balances and Transactions with Related Parties (Details) - USD ($)			1 Months Ended	12 Months Ended
	Mar. 20, 2020	Feb. 10, 2020	Nov. 21, 2019	Dec. 31, 2022	Jul. 04, 2022
Balances and Transactions with Related Parties (Details) [Line Items]
Funding					$ 30,000
Employment terms, description	the Company’s shareholders approved an amendment to the employment terms of the Company’s CEO, pursuant to which the monthly gross salary was increased to NIS 88,000 (or $25,462), effective as July 1, 2019. On October 12, 2021, the Company’s Board of Directors approved an amendment to the employment terms of the Company’s CEO, pursuant to which the CEO’s monthly gross salary increased to NIS 92,400 (or $28,607), effective as of July 1, 2021. On November 21, 2022, the Company’s Board of Directors approved an amendment to the employment terms of the Company’s CEO, pursuant to which the CEO’s monthly gross salary increased to NIS 96,000 (or $28,575), effective as of July 1, 2022.
FIMI Funds [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Shares purchased (in Shares)		4,166,667	5,240,956
Share price (in Dollars per share)		$ 6	$ 6
Interest rate, percentage			13.00%
FIMI Funds [Member] | Non-adjusting events after reporting period [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Gross proceeds		$ 25,000,000
Funds ownership percentage		21.00%
Chief Executive Officer [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Annual bonus				$ 175,000